Form N-1A Supplement	Aug. 26, 2025
Academy Veteran Bond ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Supplement to the Summary Prospectus, Prospectus and

Statement of Additional Information (“SAI”),

each dated November 28, 2024, as amended

Effective September 4, 2025, (the “Effective Date”), the Fund’s name will change from “Academy Veteran Impact ETF” to “Academy Veteran Bond ETF.” Accordingly, as of the Effective Date, all references to the Fund’s name in the Summary Prospectus, Prospectus and SAI are deleted and replaced with “Academy Veteran Bond ETF.” There will be no changes to the Fund’s investment objective or portfolio management as a result of the Fund’s name change.

In addition, as of the Effective Date, all references to the defined term “80% Veteran Impact Policy” in the Summary Prospectus, Prospectus and SAI are amended and restated as “80% Veteran Bond Policy.”